                                   EXHIBIT 99

DaimlerChrysler Auto Trust 2006-B monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

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DaimlerChrysler Financial Services Americas LLC     Distribution Date: 10-Jul-06

DaimlerChrysler Auto Trust 2006-B Monthly Servicer's Certificate (KP)Page 1 of 2

Payment Determination Statement Number                2
Distribution Date                             10-Jul-06
Record Date                                   07-Jul-06

Dates Covered             From and Including       To and Including
------------------        ------------------       ----------------
Collections Period            01-Jun-06              30-Jun-06
Accrual Period                08-Jun-06              09-Jul-06
30/360 Days                          30
Actual/360 Days                      32

                                               Number of
Collateral Pool Balance Data                   Accounts            $ Amount
----------------------------------------       ---------       ------------------
Pool Balance - Beginning of Period              98,073         $ 1,563,095,989.16
Collections of Installment Principal                                34,388,238.48
Collections Attributable to Full Payoffs                            27,561,091.32
Principal Amount of Repurchases                                              0.00
Principal Amount of Gross Losses                                       132,296.29
                                                               ------------------
Pool Balance - End of Period(EOP)               95,820         $ 1,501,014,363.07
                                                               ==================

Pool Statistics                                                  End of Period
-----------------------------------------------------------    ------------------
Initial Pool Balance (Pool Balance at the Purchase Date)       $ 1,624,999,894.17
Pool Factor (Pool Balance as a % of Initial Pool Balance)                   92.37%
Ending Overcollateralization(O/C) Amount                       $   118,003,370.80
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)               108.532%
Cumulative Net Losses                                          $        95,154.00
Net Loss Ratio (3 mos weighted avg.)                                        0.036%
Cumulative Recovery Ratio                                                  40.776%

                                        $ Amount        % of EOP Pool Bal.    # of Accounts
                                      -------------     ------------------    -------------
Delinquency Information:(1)
      31-60 Days Delinquent           12,783,765.32           0.852%              787
      61-90 Days Delinquent            1,133,839.75           0.076%               68
      91-120 Days Delinquent             109,203.15           0.007%                4
      121 Days or More Delinquent              0.00           0.000%                0
      Reposessions                       892,700.01           0.059%               43

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                             2,135,742.91
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)             0.08083%

                                             Current Month     Prior Month
                                             -------------     -----------
Weighted Average A.P.R.                         7.168%           7.169%
Weighted Average Remaining Term (months)        48.64            49.46
Weighted Average Seasoning (months)             15.48            14.59

Cash Sources                                                       O/C Release (Prospectus pg S31-S32)
------------------------------------------                         -----------------------------------
  Collections of Installment Principal         $ 34,388,238.48     Pool Balance                           $ 1,501,014,363.07
  Collections Attributable to Full Payoffs       27,561,091.32     Yield Supplement O/C Amount                (79,412,503.44)
                                                                                                          ------------------
  Principal Amount of Repurchases                         0.00     Adjusted Pool Balance                  $ 1,421,601,859.63
  Recoveries on Loss Accounts                        58,831.85
  Collections of Interest                         9,603,056.95     Total Securities                       $ 1,383,010,992.27
                                                                                                          ------------------
  Investment Earnings                               200,821.37
  Reserve Account                                 3,780,500.00     Adjusted O/C Amount                    $    38,590,867.36
                                               ---------------
  Total Sources                                $ 75,592,539.97     Target Overcollateralization Amount    $    71,080,092.98
                                               ===============

Cash Uses
  Servicer Fee                                 $  1,302,579.99     O/C Release Period?                          No
  A Note Interest                                 6,247,599.98
  Priority Principal Distribution Amount                  0.00     O/C Release                            $             0.00
  B Note Interest                                   207,247.50
  Reserve Fund                                    3,780,500.00
  Regular Principal Distribution Amount          64,054,612.50
  Distribution to Certificateholders                      0.00
                                               ---------------
  Total Cash Uses                              $ 75,592,539.97
                                               ===============

Administrative Payment
Total Principal and Interest Sources           $ 75,592,539.97
Investment Earnings in Trust Account               (200,821.37)
Daily Collections Remitted                      (71,414,120.40)
Cash Reserve in Trust Account                    (3,780,500.00)
Servicer Fee (withheld)                          (1,302,579.99)
O/C Release to Seller                                     0.00
                                               ---------------
  Payment Due to/(from) Trust Account         ($  1,105,481.79)
                                               ===============

                                      Beginning            Ending            Principal     Principal per     Interest      Interest
Notes                                  Balance            Balance
--------------------------------  ------------------  ------------------  ---------------  -------------  --------------  ----------
                                                                              Payment       $1000   Face     Payment      $1000 Face
Class A-1 312,200,000.00 @ 5.12%      247,065,604.77      183,010,992.27    64,054,612.50    205.1717249    1,124,444.98   3.6016816
Class A-2 450,000,000.00 @ 5.30%      450,000,000.00      450,000,000.00             0.00      0.0000000    1,987,500.00   4.4166667
Class A-3 570,000,000.00 @ 5.33%      570,000,000.00      570,000,000.00             0.00      0.0000000    2,531,750.00   4.4416667
Class A-4 134,700,000.00 @ 5.38%      134,700,000.00      134,700,000.00             0.00      0.0000000      603,905.00   4.4833333
Class B 45,300,000.00 @ 5.49%          45,300,000.00       45,300,000.00             0.00      0.0000000      207,247.50   4.5750000
                                  ------------------  ------------------  --------------                  --------------
      Total Notes                 $ 1,447,065,604.77  $ 1,383,010,992.27  $ 64,054,612.50                 $ 6,454,847.48
                                  ==================  ==================  ===============                 ==============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 32